ADMINISTRATIVE EXPENSES (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General administrative expenses
Maintenance and repair of property, plant and equipment	$ 21,359	$ 19,901	$ 20,002
Office lease	26,136	28,098	27,472
Equipment lease	96	280	134
Insurance payments	3,354	3,842	3,656
Office supplies	6,862	5,747	6,232
IT and communication expenses	39,103	37,351	28,420
Heating, and other utilities	5,468	4,863	4,764
Security and valuables transport services	12,181	14,793	15,393
Representation and personnel travel expenses	4,262	5,440	4,590
Judicial and notarial expenses	974	952	2,103
Fees for technical reports and auditing	9,379	7,631	7,301
Other general administrative expenses	10,244	10,076	7,759
General administrative expenses	139,418	138,974	127,826
Outsourced services
Data processing	34,880	36,068	39,286
Products sale			226
Archive services	3,324	4,427	1,047
Valuation services	2,419	3,489	2,969
Outsourcing	6,878	5,404	7,275
Other	9,899	6,369	10,110
Outsourced services	57,400	55,757	60,913
Board expenses	1,290	1,371	1,465
Marketing expenses	18,877	17,844	18,483
Taxes, payroll taxes, and contributions
Real estate taxes	1,443	1,435	1,813
Patents	1,646	1,618	1,589
Other taxes	24	93	3
Contributions to SBIF	10,005	9,321	8,439
Taxes, payroll taxes, and contributions	13,118	12,467	11,844
Total	$ 230,103	$ 226,413	$ 220,531